Business Changes and Developments (Details 1) (USD $) In Millions	Sep. 25, 2008 Washington Mutual [Member]	Sep. 25, 2008 Washington Mutual [Member] Cash and Due from Banks [Member]	Sep. 25, 2008 Washington Mutual [Member] Securities [Member]	Sep. 25, 2008 Washington Mutual [Member] Deposits With Banks [Member]	Sep. 25, 2008 Washington Mutual [Member] Trading assets [Member]	Sep. 25, 2008 Washington Mutual [Member] Federal Funds Sold and Securities Purchased under Agreements to Resell [Member]	Sep. 25, 2008 Washington Mutual [Member] Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]	Sep. 25, 2008 Washington Mutual [Member] Trading Liabilities [Member]	Sep. 25, 2008 Washington Mutual [Member] Loans [Member]	Sep. 25, 2008 Washington Mutual [Member] Accrued interest and accounts receivable [Member]	Sep. 25, 2008 Washington Mutual [Member] Other assets [Member]	Sep. 25, 2008 Washington Mutual [Member] Mortgage servicing rights [Member]	Sep. 25, 2008 Washington Mutual [Member] Deposits [Member]	Sep. 25, 2008 Washington Mutual [Member] Other borrowed funds [Member]	Sep. 25, 2008 Washington Mutual [Member] Other Liabilities [Member]	Sep. 25, 2008 Washington Mutual [Member] Long-term Debt [Member]	May 31, 2008 Bear Stearns [Member]	May 31, 2008 Bear Stearns [Member] Cash and Due from Banks [Member]	May 31, 2008 Bear Stearns [Member] Federal Funds Sold and Securities Purchased under Agreements to Resell [Member]	May 31, 2008 Bear Stearns [Member] Securities Borrowed [Member]	May 31, 2008 Bear Stearns [Member] Goodwill [Member]	May 31, 2008 Bear Stearns [Member] Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]	May 31, 2008 Bear Stearns [Member] Trading assets [Member]	May 31, 2008 Bear Stearns [Member] Loans [Member]	May 31, 2008 Bear Stearns [Member] Accrued interest and accounts receivable [Member]	May 31, 2008 Bear Stearns [Member] Other assets [Member]	May 31, 2008 Bear Stearns [Member] Other borrowed funds [Member]	May 31, 2008 Bear Stearns [Member] Other Liabilities [Member]	May 31, 2008 Bear Stearns [Member] Long-term Debt [Member]	May 31, 2008 Bear Stearns [Member] Trading Liabilities [Member]	May 31, 2008 Bear Stearns [Member] Beneficial Interests [Member]
Assets
Assets acquired	$ 263,991	$ 3,680	$ 17,224	$ 3,517	$ 5,691	$ 1,700			$ 206,456	$ 3,253	$ 16,596	$ 5,874					$ 288,768	$ 534	$ 21,204	$ 55,195	$ 885		$ 136,489	$ 4,407	$ 34,677	$ 35,377
Liabilities
Liabilities assumed	260,068						4,549	585					159,872	81,636	6,708	6,718	287,702					54,643					16,166	78,569	67,015	24,267	47,042
Net assets acquired	$ 3,923																$ 1,066